Fair Value Hierarchy (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
As of June 30, 2024, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$454	$454
As of December 31, 2023, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$3,838	$3,838

As of December 31,
2023
, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$3,838	$3,838
As of December 31, 2022, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$76,423	$76,423

Schedule of Quoted Prices

Date	Adit/GRIID Share Price
October 9, 2022	$9.91
December 31, 2022	$10.11
December 31, 2023	$5.38
March 31, 2024	$1.32
June 30, 2024	$1.06

Date	Adit/GRIID Share Price
October 9, 2022	$9.91
December 31, 2022	$10.11
December 31, 2023	$5.38

Summary of Changes in Fair Value
A summary of the changes in the Company’s warrant liability measured at fair value using significant unobservable inputs (Level 3) as of June 30, 2024 and December 31, 2023, respectively:

Warrant liability as of December 31, 2023	$3,838
Change in fair value	(3,384)

Warrant liability as of June 30, 2024	$454

A summary of the changes in the Company’s warrant liability measured at fair value using significant unobservable inputs (Level 3) as of December 31, 2023 and 2022, respectively:

Warrant liability as of December 31, 2021	$29,820
Issuance of warrants	57,133
Gain on termination of warrant	(139)
Modification of warrants	5,379
Change in fair value	(15,770)

Warrant liability as of December 31, 2022	76,423
Change in fair value	(59,662)
Issuance of warrants	15,315
Extinguishment of debt	25,081
Conversion to common stock	(65,664)
Interest recorded on warrants issued	12,345

Warrant liability as of December 31, 2023	$3,838